INCOME TAX (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets, net	$ 0	$ 0	$ 0
Deferred tax assets, gross	182,477	148,148	100,544
Deferred tax assets:
Less: valuation allowance	(182,477)	(148,148)	(100,544)
Net operating loss carryforwards	182,477	148,148
U.S. [Member] | Minimum [Member]
Deferred tax assets:
Net operating loss carryforwards		0	0
U.S. [Member] | Maximum [Member]
Deferred tax assets:
Net operating loss carryforwards	$ 182,477	$ 148,148	$ 100,544